Award Timing Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 24, 2025
Award Timing Disclosures [Line Items]
Awards Close in Time to MNPI Disclosures, Table
Grants of Plan-Based Awards for 2025

Name	Committee Approval Date	Grant Date	All Other Stock Awards: Number of Shares of Stock or Units (#) (1)	Grant Date Fair Value of Stock Awards ($) (2)
Doug Bouquard	12/22/2025	12/24/2025	429,794	$3,915,423
Matthew Coleman	12/22/2025	12/24/2025	56,597	$515,599
Brandon Fox	12/22/2025	12/24/2025	26,000	$236,860
Robert Foley	12/22/2025	12/24/2025	112,625	$1,026,014

(1)
Represents restricted stock units subject to time-based vesting conditions granted by us under our 2025 Equity Incentive Plan. The terms of these grants are described under “Compensation Discussion and Analysis — Equity-Based Compensation” and under “Potential Payments Upon Termination or Change in Control.”

(2)	See Note 1 to the Summary Compensation Table above for information on the value of the restricted stock unit awards granted to our named executive officers by us in 2025.

Doug Bouquard [Member]
Awards Close in Time to MNPI Disclosures
Name		Doug Bouquard
Exercise Price		$ 429,794
Fair Value as of Grant Date		$ 3,915,423
Matthew Coleman [Member]
Awards Close in Time to MNPI Disclosures
Name		Matthew Coleman
Exercise Price		$ 56,597
Fair Value as of Grant Date		$ 515,599
Brandon Fox [Member]
Awards Close in Time to MNPI Disclosures
Name		Brandon Fox
Exercise Price		$ 26,000
Fair Value as of Grant Date		$ 236,860
Robert Foley [Member]
Awards Close in Time to MNPI Disclosures
Name		Robert Foley
Exercise Price		$ 112,625
Fair Value as of Grant Date		$ 1,026,014